Other income, net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income, Net

Other income, net consisted of the following:

	Years Ended December 31,
	2010	2011	2012
Government and other subsidies	$9,129	$1,960	$1,725
Others, net	(294)	1,148	(106)

Other income, net	$8,835	$3,108	$1,619